Related Parties	12 Months Ended
Dec. 31, 2021
Related Parties
Related Parties

    27       Related Parties

Related parties transactions are carried out under conditions and prices established by the parties, the intercompany transactions are eliminated in consolidation.

As of December 2021, the Company has R$ 7.269 in trade and other receivables with shareholder Twilio Inc. related to agreement established between the Company and Twilio Inc. which establish a transaction from SMS operations with no mark up, only with the cost reimbursement received in 45 days from the day of the issuing of such invoice.